UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

     /s/ Christopher D. Johnson     Waltham, MA/USA     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $774,260 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA          CL A             G1150G111    52984  1583510 SH       Sole                  1583510        0        0
AIRVANA INC                    COM              00950V101    23401  3696961 SH       Sole                  3696961        0        0
AMERICAN TOWER CORP            CL A             029912201    26719   847417 SH       Sole                   847417        0        0
APOLLO GROUP INC               CL A             037604105     1359    19111 SH       Sole                    19111        0        0
AUTODESK INC                   COM              052769106    30765  1620900 SH       Sole                  1620900        0        0
BECKMAN COULTER INC            COM              075811109    29409   514686 SH       Sole                   514686        0        0
CISCO SYS INC                  COM              17275R102    18650  1000000 SH       Sole                  1000000        0        0
CLEAN HARBORS INC              COM              184496107    21596   400000 SH       Sole                   400000        0        0
COCA COLA CO                   COM              191216100    18332   382000 SH       Sole                   382000        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     4475   263400 SH       Sole                   263400        0        0
CVS CAREMARK CORPORATION       COM              126650100    15935   500000 SH       Sole                   500000        0        0
DIRECTV GROUP INC              COM              25459L106     9512   384951 SH       Sole                   384951        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     9381   470000 SH       Sole                   470000        0        0
FISERV INC                     COM              337738108     5714   125000 SH       Sole                   125000        0        0
GAMESTOP CORP NEW              CL A             36467W109     9134   415000 SH       Sole                   415000        0        0
GEO GROUP INC                  COM              36159R103     2551   137300 SH       Sole                   137300        0        0
GOOGLE INC                     CL A             38259P508    21079    50000 SH       Sole                    50000        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109     5969    59300 SH       Sole                    59300        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    32261   465000 SH       Sole                   465000        0        0
LENDER PROCESSING SVCS INC     COM              52602E102    44104  1588191 SH       Sole                  1588191        0        0
LORILLARD INC                  COM              544147101    29615   437000 SH       Sole                   437000        0        0
MASTERCARD INC                 CL A             57636Q104     4698    28080 SH       Sole                    28080        0        0
MAXIM INTEGRATED PRODS INC     COM              57772K101    28684  1828192 SH       Sole                  1828192        0        0
MCDONALDS CORP                 COM              580135101    33344   580000 SH       Sole                   580000        0        0
MONSANTO CO NEW                COM              61166W101    22238   299144 SH       Sole                   299144        0        0
PHILIP MORRIS INTL INC         COM              718172109    34896   800000 SH       Sole                   800000        0        0
SHERWIN WILLIAMS CO            COM              824348106     5107    95000 SH       Sole                    95000        0        0
SOLERA HOLDINGS INC            COM              83421A104     5578   219600 SH       Sole                   219600        0        0
STARENT NETWORKS CORP          COM              85528P108    32189  1318667 SH       Sole                  1318667        0        0
SYNOPSYS INC                   COM              871607107    13372   685400 SH       Sole                   685400        0        0
TERADATA CORP DEL              COM              88076W103    38040  1623550 SH       Sole                  1623550        0        0
TRANSDIGM GROUP INC            COM              893641100    44478  1228656 SH       Sole                  1228656        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    29098   560000 SH       Sole                   560000        0        0
VIASAT INC                     COM              92552V100    27818  1084940 SH       Sole                  1084940        0        0
VISA INC                       COM CL A         92826C839    32954   529300 SH       Sole                   529300        0        0
WAL MART STORES INC            COM              931142103     5813   120000 SH       Sole                   120000        0        0
WALGREEN CO                    COM              931422109     3008   102329 SH       Sole                   102329        0        0